Goodwill and Other Intangible Assets Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Goodwill [Roll Forward]
Goodwill, Beginning Balance		$ 7,127	$ 6,589
Business Acquisitions		43	979
Business Divestitures		(29)	(265)
Impairments		0	(47)
Currency Translation and Other		(317)	(129)
Goodwill, Ending Balance	$ 7,127	6,824	7,127
Power Solutions
Goodwill [Roll Forward]
Goodwill, Beginning Balance		1,142	1,054
Business Acquisitions		0	106
Business Divestitures		0	0
Impairments		0	0
Currency Translation and Other		(60)	(18)
Goodwill, Ending Balance	1,142	1,082	1,142
Building Efficiency Systems and Service North America | Building Efficiency
Goodwill [Roll Forward]
Goodwill, Beginning Balance		982	983
Business Acquisitions		0	0
Business Divestitures		(2)	0
Impairments		0	0
Currency Translation and Other		(2)	(1)
Goodwill, Ending Balance	982	978	982
Building Efficiency Products North America | Building Efficiency
Goodwill [Roll Forward]
Goodwill, Beginning Balance		1,688	855
Business Acquisitions		34	837
Business Divestitures		(14)	0
Impairments		0	0
Currency Translation and Other		(7)	(4)
Goodwill, Ending Balance	1,688	1,701	1,688
Global Workplace Solutions | Building Efficiency
Goodwill [Roll Forward]
Goodwill, Beginning Balance		0	257
Business Acquisitions			0
Business Divestitures			(253)
Impairments			0
Currency Translation and Other			(4)
Goodwill, Ending Balance	0		0
Building Efficiency Asia | Building Efficiency
Goodwill [Roll Forward]
Goodwill, Beginning Balance		414	388
Business Acquisitions		0	34
Business Divestitures		0	0
Impairments		0	0
Currency Translation and Other		(25)	(8)
Goodwill, Ending Balance	414	389	414
Building Efficiency Rest of World | Building Efficiency
Goodwill [Roll Forward]
Goodwill, Beginning Balance		345	393
Business Acquisitions		0	0
Business Divestitures		0	0
Impairments	(47)	0	(47)
Currency Translation and Other		(35)	(1)
Goodwill, Ending Balance	345	310	345
Seating | Automotive Experience
Goodwill [Roll Forward]
Goodwill, Beginning Balance		2,556	2,659
Business Acquisitions		0	2
Business Divestitures		(4)	0
Impairments		0	0
Currency Translation and Other		(188)	(105)
Goodwill, Ending Balance	2,556	2,364	2,556
Interiors | Automotive Experience
Goodwill [Roll Forward]
Goodwill, Beginning Balance		0	0
Business Acquisitions		9	0
Business Divestitures		(9)	(12)
Impairments		0	0
Currency Translation and Other		0	12
Goodwill, Ending Balance	$ 0	$ 0	$ 0